Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
20.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	5,002	172	24
Short-term investments	21,248	-	-
Amounts due from subsidiaries	363,150	799,288	109,502
Other current assets	1,140	754	103
Total current assets	390,540	800,214	109,629
TOTAL ASSETS	390,540	800,214	109,629
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	8,006	1,603	220
Total current liabilities	8,006	1,603	220

TOTAL LIABILITIES	8,006	1,603	220
Shareholders’ equity
Class A ordinary shares	3	3	1
Class B ordinary shares	1	1	-
Additional paid-in capital	14,061,992	14,181,030	1,942,793
Treasury stock	(20,666)	(51,176)	(7,011)
Accumulated deficit	(13,679,965)	(13,384,881)	(1,833,721)
Accumulated other comprehensive income	21,169	53,634	7,347
TOTAL SHAREHOLDERS’ EQUITY	382,534	798,611	109,409
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	390,540	800,214	109,629

20.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive (loss)/income

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(284,778)	(134,599)	(126,182)	(17,287)
Total operating expenses	(284,778)	(134,599)	(126,182)	(17,287)
Loss from operations	(284,778)	(134,599)	(126,182)	(17,287)
Interest income	1,670	1,065	212	29
Other expenses, net	(293,695)	(55,317)	(48,732)	(6,676)
Share of (losses)/income of subsidiaries	(237,570)	88,972	469,786	64,360
Net (loss)/income	(814,373)	(99,879)	295,084	40,426
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	172,356	33,055	32,465	4,448
Comprehensive (loss)/income	(642,017)	(66,824)	327,549	44,874
Comprehensive (loss)/income attributable to ordinary shareholders	(642,017)	(66,824)	327,549	44,874

Condensed statements of cash flows

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Net cash used in operating activities	(29,541)	(6,017)	(13,497)	(1,848)
Net cash generated from/(used in) investing activities	43,166	(28,219)	38,673	5,298
Net cash (used in)/generated from financing activities	(16,674)	3,341	(29,964)	(4,105)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	15,075	(629)	(42)	(6)
Net increase /(decrease) in cash and cash equivalents	12,026	(31,524)	(4,830)	(661)
Cash and cash equivalents at beginning of the year	24,500	36,526	5,002	685
Cash and cash equivalents at end of the year	36,526	5,002	172	24

(a)
Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ losses or income as “Share of (losses)/income in subsidiaries” on the condensed statements of comprehensive (loss)/income. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries cumulative losses were reduced to nil and the carrying amount of “Amounts due from subsidiaries” was further adjusted as of December 31, 2023 and 2024.

20.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

The subsidiaries did not pay any dividends to the Company for the periods presented, and the Company did not declare or pay any dividends on their ordinary shares for the periods presented.

The Company does not have significant commitments or long-term obligations as of December 31, 2023 and 2024 other than those disclosed in Note 19.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.